The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 32.1%
	AGGREGATE BOND — 7.2%
36,009	BlackRock Ultra Short-Term Bond	$1,814,494
	BROAD MARKET — 0.3%
1,322	JPMorgan U.S. Value Factor ETF	50,791
244	SPDR S&P 1500 Value Tilt ETF	37,987
		88,778
	CONVERTIBLE — 0.7%
641	iShares Convertible Bond ETF	57,164
1,374	SPDR Bloomberg Convertible Securities ETF	113,987
		171,151
	CORPORATE — 19.0%
45,566	iShares Fallen Angels USD Bond ETF	1,365,613
11,266	iShares Inflation Hedged Corporate Bond ETF	344,627
27,614	SPDR Portfolio High Yield Bond ETF	733,704
93,401	VanEck Investment Grade Floating Rate ETF	2,360,243
		4,804,187
	EMERGING MARKETS — 0.7%
2,263	Vanguard Emerging Markets Government Bond ETF	175,745
	GLOBAL — 0.1%
181	Vanguard Total World Stock ETF	19,445
	INDUSTRIAL METALS — 0.8%
9,265	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	206,980
	INTERNATIONAL — 0.1%
94	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	6,765
339	Schwab Fundamental International Large Co. Index ETF	11,021
115	SPDR Portfolio Developed World ex-US ETF	4,195
63	Vanguard FTSE All World ex-US Small-Cap ETF	8,440
165	Vanguard FTSE Developed Markets ETF	8,425
		38,846
	LARGE-CAP — 1.0%
65	Invesco QQQ Trust Series 1	25,860
869	Schwab Fundamental U.S. Large Co. Index ETF	50,932
468	Schwab U.S. Dividend Equity ETF	37,828
310	Schwab U.S. Large-Cap Growth ETF	50,763
338	SPDR Russell 1000 Yield Focus ETF	33,927
244	Vanguard Large-Cap ETF	53,929
		253,239

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP — 0.2%
272	Schwab U.S. Mid-Cap ETF	$21,877
97	Vanguard Mid-Cap ETF	24,713
28	Vanguard Mid-Cap Growth ETF	7,129
		53,719
	PRECIOUS METALS — 1.7%
10,376	Aberdeen Standard Physical Silver Shares ETF*	232,422
5,476	iShares Gold Trust*	190,620
		423,042
	THEMATIC — 0.3%
359	Global X Founder - Run Cos. ETF	12,206
1,922	Global X U.S. Infrastructure Development ETF	55,334
		67,540
	Total Exchange-Traded Funds
	(Cost $8,047,676)	8,117,166
	MUTUAL FUNDS — 55.5%
	AGGREGATE BOND — 20.5%
31,817	Allspring Core Plus Bond Fund - Class R6	422,532
161,641	Bond Fund of America - Class F-3	2,164,368
47,474	Invesco Corporate Bond Fund - Class Y	362,228
102,289	Vanguard Core Bond Fund, Admiral Shares	2,169,560
3,976	Virtus AllianzGI Core Plus Bond Fund - Class R61	60,312
		5,179,000
	AGGREGATE BOND INTERMEDIATE — 4.0%
94,469	TIAA-CREF Core Plus Bond Fund - Class Institutional	1,011,765
	AGGREGATE BOND SHORT — 8.0%
206,927	JPMorgan Short Duration Core Plus Fund - Class R6	2,009,266
	BANK LOANS — 10.7%
93,277	Fidelity Advisor Floating Rate High Income Fund	883,333
109,042	Hartford Floating Rate Fund - Class F	906,135
108,985	John Hancock Floating Rate Income Fund - Class R6	898,032
		2,687,500
	BLEND BROAD MARKET — 0.1%
561	DFA U.S. Vector Equity Portfolio - Class Institutional	13,942
	BLEND LARGE CAP — 0.6%
1,446	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	19,230
1,214	DFA U.S. Large Co. Portfolio - Class Institutional	41,132
732	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	26,881

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
751	Schwab S&P 500 Index Fund - Class Select	$54,759
		142,002
	BLEND MID CAP — 0.0%
24	State Street Small/Mid Cap Equity Index Fund - Class K	8,048
	BLEND SMALL CAP — 0.0%
170	Fidelity Small Cap Index Fund - Class Institutional Premium	4,682
	EMERGING MARKET STOCK — 0.2%
2,187	Fidelity Emerging Markets Index Fund - Class Institutional Premium	26,436
315	New World Fund, Inc. - Class F-3	27,063
		53,499
	EMERGING MARKETS BOND — 2.0%
24,082	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	233,596
9,706	Vanguard Emerging Markets Bond Fund, Admiral Shares	258,769
		492,365
	FOREIGN AGGREGATE BOND — 8.2%
128,254	DFA Short Duration Real Return Portfolio - Class Institutional	1,350,518
62,906	Dodge & Cox Global Bond Fund	725,936
		2,076,454
	FOREIGN GROWTH — 0.1%
54	Smallcap World Fund, Inc. - Class F-3	4,440
236	Vanguard International Growth Fund, Admiral Shares	32,847
		37,287
	GROWTH BROAD MARKET — 0.0%
181	New Perspective Fund - Class R-6	11,995
	GROWTH LARGE CAP — 0.2%
668	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	38,623
	GROWTH SMALL CAP — 0.0%
42	Vanguard Explorer Fund, Admiral Shares	4,987
	HIGH YIELD BOND — 0.5%
12,228	AB High Yield Portfolio - Class Advisor	121,544
	INFLATION PROTECTED — 0.1%
1,612	DFA Inflation Protected Securities Portfolio - Class Institutional	21,458
374	DFA LTIP Portfolio - Class Institutional	4,541
		25,999

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	THEMATIC SECTOR — 0.1%
819	DFA U.S. Sustainability Core 1 Portfolio	$30,475
	VALUE LARGE CAP — 0.2%
613	Vanguard Windsor Fund, Admiral Shares	49,990
	Total Mutual Funds
	(Cost $14,086,389)	13,999,423
	MONEY MARKET FUNDS — 12.5%
1,935,474	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.01%[2]	1,935,474
1,214,877	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.03%[2]	1,214,877
	Total Money Market Funds
	(Cost $3,150,351)	3,150,351
	TOTAL INVESTMENTS — 100.1%
	(Cost $25,284,416)	25,266,940
	Liabilities in Excess of Other Assets — (0.1)%	(33,213)
	TOTAL NET ASSETS — 100.0%	$25,233,727

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of December 31, 2021.